Consolidated Statements of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Net operating revenue	R$ 17,321	R$ 16,298	R$ 16,796
Cost of sales	(13,019)	(11,942)	(11,939)
Gross profit	4,302	4,356	4,857
Operating expenses, net
Selling expenses	(2,699)	(2,572)	(2,809)
General and administrative expenses	(598)	(695)	(727)
Depreciation and amortization	(931)	(810)	(772)
Other operating expenses, net	(434)	(168)	343
Total operating expenses	(4,662)	(4,245)	(3,965)
Income (loss) from continuing operations	(360)	111	892
Financial expenses, net	(750)	(623)	(334)
Share of profit of associates	(205)	(58)	71
Income (loss) before income tax and social contribution	(1,315)	(570)	629
Income tax and social contribution	454	725	(318)
Net income (loss) for the year from continuing operations	(861)	155	311
Net income for the year from discontinued operations	857	805	2,015
Net income (loss) for the year	(4)	960	2,326
Net income (loss) for the year attributable to:
Controlling shareholders from continuing operations	(863)	158	322
Controlling shareholders from discontinued operations	691	644	1,857
Total of controlling shareholders	(172)	802	2,179
Non-controlling shareholders from continuing operations	2	(3)	(11)
Non-controlling shareholders from discontinued operations	166	161	158
Total of non-controlling shareholders	168	158	147
Total comprehensive income (loss) for the year	R$ (4)	R$ 960	R$ 2,326
Basic
Basic earnings (loss) per share – continuing operations	R$ (3.20372)	R$ 0.58803	R$ 1.20182
Basic earnings (loss) per share – discontinued operations	2.56521	2.39678	6.93101
Basic earnings (loss) per share – total	(0.63851)	2.98481	8.13283
Diluted
Diluted earnings (loss) per share – continuing operations	(3.20372)	0.58716	1.20008
Diluted earnings (loss) per share – discontinued operations	2.56521	2.39324	6.92096
Diluted earnings (loss) per share – total	R$ (0.63851)	R$ 2.98040	R$ 8.12104